CONVERTIBLE DEBENTURE (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBENTURE
Schedule of provisions

Balance, December 31, 2021 and 2022	$—
Recognition of liability	22,611
Change in fair value	164
Balance, December 31, 2023	$22,775